INITIAL PUBLIC OFFERING (Details Narrative) - USD ($)	Apr. 30, 2025	Dec. 31, 2025
Subsidiary, Sale of Stock [Line Items]
Exercise price per share		$ 1.00
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Units issued during period share	17,250,000
IPO [Member] | Class A Ordinary Share [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued per unit	1
Number of warrants issued per unit	1
IPO [Member] | ClassAOrdinaryShare Mmeber [Member] | Public Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price per share	$ 11.50
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Units issued during period share	2,250,000
Proceeds from IPO	$ 172,500,000